Shareholder's Deficit (Q1) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholder's Deficit (Details) [Line Items]
Preference stock, shares authorized	5,000,000	5,000,000	5,000,000
Preference stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Sum of the ordinary shares issued and outstanding	20.00%	20.00%
Class A Ordinary Shares [Member]
Shareholder's Deficit (Details) [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption	34,500,000	34,500,000
Ordinary shares issued or outstanding
Class B Ordinary Shares [Member]
Shareholder's Deficit (Details) [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued or outstanding	8,625,000	8,625,000